CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total Leju Equity	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Subscription Receivable	Non-controlling Interest	Total
Balance at Dec. 31, 2013	$ 248,705,937	$ 120,000	$ 686,378,493	$ (443,294,132)	$ 5,621,576	$ (120,000)	$ 3,084,098	$ 251,790,035
Balance (in shares) at Dec. 31, 2013		120,000,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)	66,520,894			66,520,894			138,494	66,659,388
Issuance of ordinary shares, net of issuance cost	120,257,584	$ 13,529	120,244,055					120,257,584
Issuance of ordinary shares, net of issuance cost ( in shares)		13,529,420
Share-based compensation	8,345,796		9,448,778	(1,102,982)				8,345,796
Changes in equity ownership on acquisition of non-controlling interest	(32,659,173)		(32,659,173)				(3,127,703)	(35,786,876)
Changes in equity ownership on partial disposal of subsidiary	317,782		312,659		5,123		(8,387)	309,395
Payment for subscription receivable from E-House	120,000					120,000		120,000
Contribution From E - House	2,857,251		2,857,251					2,857,251
Deemed distribution to E-House associated with tax liability	(571,227)		(571,227)					(571,227)
Vesting of restricted shares	1,012,000	$ 220	1,011,780					1,012,000
Vesting of restricted shares ( in shares)		220,000
Exercise of share options	535,535	$ 266	1,224,258			(688,989)		535,535
Exercise of share options ( in shares)		266,201
Foreign currency translation adjustments	(597,036)				(597,036)		(8,700)	(605,736)
Balance at Dec. 31, 2014	414,845,343	$ 134,015	788,246,874	(377,876,220)	5,029,663	(688,989)	77,802	414,923,145
Balance (in shares) at Dec. 31, 2014		134,015,621
Increase (Decrease) in Stockholders' Equity
Net income (loss)	35,330,089			35,330,089			(524,184)	34,805,905
Dividends to shareholders	(26,873,022)		(26,873,022)					(26,873,022)
Dividend to non-controlling interest							(10,260)	(10,260)
Share-based compensation	9,366,815		10,478,778	(1,111,963)			12,893	9,379,708
Vesting of restricted shares	1,012,000	$ 719	1,011,281					1,012,000
Vesting of restricted shares ( in shares)		719,064
Exercise of share options	1,582,240	$ 197	902,254			679,789		1,582,240
Exercise of share options ( in shares)		196,185
Foreign currency translation adjustments	(10,551,210)				(10,551,210)		(35,225)	(10,586,435)
Balance at Dec. 31, 2015	424,712,255	$ 134,931	773,766,165	(343,658,094)	(5,521,547)	(9,200)	(478,974)	$ 424,233,281
Balance (in shares) at Dec. 31, 2015		134,930,870						134,930,870
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(9,788,839)			(9,788,839)			(1,812,229)	$ (11,601,068)
Share-based compensation	9,018,232		9,936,112	(917,880)			33,411	9,051,643
Vesting of restricted shares	1,012,000	$ 507	1,011,493					1,012,000
Vesting of restricted shares ( in shares)		506,664
Exercise of share options	314,750	$ 66	305,484			$ 9,200		314,750
Exercise of share options ( in shares)		66,424
Foreign currency translation adjustments	(16,801,876)				(16,801,876)		41,217	(16,760,659)
Capital contribution by non-controlling interest							296,959	296,959
Disposal of a subsidiary	2,189				2,189		(189,618)	(187,429)
Balance at Dec. 31, 2016	$ 408,468,711	$ 135,504	$ 785,019,254	$ (354,364,813)	$ (22,321,234)		$ (2,109,234)	$ 406,359,477
Balance (in shares) at Dec. 31, 2016		135,503,958						135,503,958